Revenue from Contracts with Customers (Details) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) Segments	Oct. 14, 2021 USD ($)	Dec. 31, 2021 USD ($) Day	Dec. 31, 2020 USD ($)
Disaggregation of Revenue [Line Items]
Number of reportable segments	1		1
Transaction price allocated to remaining performance obligation	$ 26.0		$ 26.0	$ 15.5
Revenue recognition period				3 years
Contract costs	0.1	$ 0.7
Subscription Fees
Disaggregation of Revenue [Line Items]
Transaction price allocated to remaining performance obligation	16.6		$ 16.6	$ 7.1
Revenue recognition period			50 months
Subscription Fees | Minimum
Disaggregation of Revenue [Line Items]
Revenue recognition period			10 months
Subscription Fees | Maximum
Disaggregation of Revenue [Line Items]
Revenue recognition period			57 months
Service Fees
Disaggregation of Revenue [Line Items]
Transaction price allocated to remaining performance obligation	$ 9.4		$ 9.4	$ 8.4
Revenue recognition period			3 years	18 months 15 days
Service Fees | Minimum
Disaggregation of Revenue [Line Items]
Revenue recognition period				4 months
Service Fees | Maximum
Disaggregation of Revenue [Line Items]
Revenue recognition period				42 months